Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of Accumulated Other Comprehensive (Loss) Income

The following tables reflect the changes in accumulated other comprehensive (loss) income by component (in thousands):

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2014	$(8,000)	$(148,968)	$11,260	$(145,708)
Other comprehensive income (loss) before reclassifications	(9,498)	(205,397)	1,485	(213,410)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings (1)	5,798	2,700	(742)	7,756

Net current-period other comprehensive (loss) income	(3,700)	(202,697)	743	(205,654)

December 31, 2015	$(11,700)	$(351,665)	$12,003	$(351,362)

(1)	Includes $5,798 and ($742) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $3,500 and ($414), respectively. Also includes $2,700 of accumulated other comprehensive income reclassification into marketing, administrative and other expenses for net losses on translation. The tax impact of the reclassification was $1,500.

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2013	$—	$(7,438)	$16,518	$9,080
Other comprehensive income (loss) before reclassifications	(8,542)	(141,530)	(4,228)	(154,300)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings (2)	542	—	(1,030)	(488)

Net current-period other comprehensive (loss) income	(8,000)	(141,530)	(5,258)	(154,788)

December 31, 2014	$(8,000)	$(148,968)	$11,260	$(145,708)

(2)	Includes $542 and ($1,030) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $200 and ($557), respectively.